Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value of Assets and Liabilities Measured on Recurring Basis

The fair value of Sony’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2013 and 2014 are as follows:

	Yen in millions
	March 31, 2013
					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Marketable securities	Securities investments and other	Other current assets/ liabilities	Other noncurrent assets/ liabilities
Assets:
Trading securities	278,575	252,212	—	530,787	530,787	—	—	—
Available-for-sale securities
Debt securities
Japanese national government bonds	—	1,220,608	—	1,220,608	24,335	1,196,273	—	—
Japanese local government bonds	—	67,195	—	67,195	61	67,134	—	—
Japanese corporate bonds	—	209,950	2,214	212,164	40,359	171,805	—	—
Foreign corporate bonds	—	422,022	20,752	442,774	96,896	345,878	—	—
Other	—	25,036	—	25,036	98	24,938	—	—
Equity securities	132,447	78	—	132,525	—	132,525	—	—
Other investments*[1]	6,742	3,126	76,892	86,760	—	86,760	—	—
Derivative assets*[2]	—	21,862	—	21,862	—	—	20,713	1,149

Total assets	417,764	2,222,089	99,858	2,739,711	692,536	2,025,313	20,713	1,149

Liabilities:
Derivative liabilities*[2]	—	41,998	—	41,998	—	—	20,322	21,676

Total liabilities	—	41,998	—	41,998	—	—	20,322	21,676

	Yen in millions
	March 31, 2014
					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Marketable securities	Securities investments and other	Other current assets/ liabilities	Other noncurrent assets/ liabilities
Assets:
Trading securities	348,832	274,835	—	623,667	623,667	—	—	—
Available-for-sale securities
Debt securities
Japanese national government bonds	—	1,244,053	—	1,244,053	24,822	1,219,231	—	—
Japanese local government bonds	—	63,131	—	63,131	1,491	61,640	—	—
Japanese corporate bonds	—	168,240	1,011	169,251	58,661	110,590	—	—
Foreign corporate bonds	—	444,128	6,807	450,935	113,501	337,434	—	—
Other	3,027	28,227	—	31,254	1,134	30,120	—	—
Equity securities	175,931	86	—	176,017	—	176,017	—	—
Other investments*[1]	8,031	3,612	75,837	87,480	—	87,480	—	—
Derivative assets*[2]	—	11,887	—	11,887	—	—	10,863	1,024

Total assets	535,821	2,238,199	83,655	2,857,675	823,276	2,022,512	10,863	1,024

Liabilities:
Derivative liabilities*[2]	—	30,549	—	30,549	—	—	15,155	15,394

Total liabilities	—	30,549	—	30,549	—	—	15,155	15,394

*1	Other investments include certain hybrid financial instruments and certain private equity investments.

*2	Derivative assets and liabilities are recognized and disclosed on a gross basis.

Changes in Fair Value of Level Three Assets and Liabilities

The changes in fair value of level 3 assets and liabilities for the fiscal years ended March 31, 2013 and 2014 are as follows:

	Yen in millions
	Fiscal year ended March 31, 2013
	Assets
	Available-for-sale securities			Other investments
	Debt securities
	Japanese corporate bonds	Foreign corporate bonds	Other
Beginning balance	1,513	15,291	309	73,451
Total realized and unrealized gains (losses):
Included in earnings*[1]	—	12	—	5,765
Included in other comprehensive income (loss)*[2]	(2)	2,086	(9)	1,984
Purchases	—	4,701	—	1,836
Settlements	—	(4,100)	—	(2,982)
Transfers into level 3*[3]	703	4,906	—	—
Transfers out of level 3*[4]	—	(2,244)	(300)	—
Other	—	100	—	(3,162)

Ending balance	2,214	20,752	—	76,892

Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Included in earnings*[1]	—	(14)	—	5,765

	Yen in millions
	Fiscal year ended March 31, 2014
	Assets
	Available-for-sale securities		Other investments
	Debt securities
	Japanese corporate bonds	Foreign corporate bonds
Beginning balance	2,214	20,752	76,892
Total realized and unrealized gains (losses):
Included in earnings*[1]	—	335	4,184
Included in other comprehensive income (loss)*[2]	—	15	2,699
Purchases	—	7,199	829
Settlements	—	(6,138)	(8,456)
Transfers into level 3*[3]	—	1,030	—
Transfers out of level 3*[4]	(1,203)	(12,698)	—
Other	—	(3,688)	(311)

Ending balance	1,011	6,807	75,837

Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Included in earnings*[1]	—	(70)	3,755

*1	Earning effects are included in financial services revenue in the consolidated statements of income.

*2	Unrealized gains (losses) are included in unrealized gains (losses) on securities in the consolidated statements of comprehensive income.

*3	Certain corporate bonds were transferred into level 3 because differences between fair value determined by indicative quotes from dealers and internally developed prices became significant and the observability of inputs decreased.

*4	Certain corporate bonds were transferred out of level 3 because quoted prices became available.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
During the fiscal years ended March 31, 2013 and 2014, such measurements of fair value related primarily to the following:

	During the fiscal year ended March 31, 2013
	Estimated fair value			Amounts included in earnings
	Level 1	Level 2	Level 3
Assets:
Remeasurement of retained investment in M3	128,289	—	—	117,216
Long-lived assets impairments	—	—	3,935	(14,494)

				102,722

	During the fiscal year ended March 31, 2014
	Estimated fair value			Amounts included in earnings
	Level 1	Level 2	Level 3
Assets:
Long-lived assets impairments	—	—	57,236	(72,724)
Goodwill impairment	—	—	0	(13,264)

				(85,988)

Estimated Fair Values of Financial Instruments

The estimated fair values by fair value hierarchy level of certain financial instruments that are not reported at fair value are summarized as follows:

	Yen in millions
	March 31, 2013
	Estimated fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Housing loans in the banking business	—	947,276	—	947,276	860,330

Total assets	—	947,276	—	947,276	860,330

Liabilities:
Long-term debt including the current portion	—	1,221,174	—	1,221,174	1,094,716
Investment contracts included in policyholders’ account in the life insurance business	—	363,634	—	363,634	363,213

Total liabilities	—	1,584,808	—	1,584,808	1,457,929

	Yen in millions
	March 31, 2014
	Estimated fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Housing loans in the banking business	—	1,041,166	—	1,041,166	949,300

Total assets	—	1,041,166	—	1,041,166	949,300

Liabilities:
Long-term debt including the current portion	—	1,315,539	—	1,315,539	1,182,566
Investment contracts included in policyholders’ account in the life insurance business	—	480,012	—	480,012	509,880

Total liabilities	—	1,795,551	—	1,795,551	1,692,446